Commitments and Contingencies (Details Narrative) - USD ($)			6 Months Ended
	May 28, 2025	May 27, 2025	Jul. 31, 2025	Jan. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Underwriting commissions			$ 1,725,000	$ 1,500,000
Gross proceeds				$ 3,018,750
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,125,000	1,125,000		8,625,000
Gross proceeds				$ 2,625,000
Over-Allotment Option [Member] | E B C [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering				1,125,000